CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2021
CONTRACTUAL OBLIGATIONS [Abstract]
CONTRACTUAL OBLIGATIONS
22.	CONTRACTUAL OBLIGATIONS

a)	Contractual Commitments

As of December 31, 2021, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2022	From 01/01/2023 to 12/31/2023	From 01/01/2024 to 12/31/2024	From 01/01/2025 to 12/31/2025	From 12/31/2026 onwards
Financial indebtedness (1)	63,493,800	-	3,466,800	3,466,800	3,466,800	53,093,400	-
Purchase obligations (2)	7,932,262	-	4,966,989	183,361	2,781,912	-	-
Financial Leases	3,151,121	77,433	768,344	768,448	768,448	768,448	459,056
Total	74,577,183	77,433	9,202,133	4,418,609	7,017,160	53,861,848	459,056

(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.

The totality of the financial indebtedness of tgs and the obligations corresponding to gas purchases are denominated in U.S. dollars which have been translated into Argentine pesos at the exchange rate as of December 31, 2021 (US$ 1.00 = Ps. 102.72). The amounts to be paid in pesos could vary depending on the actual fluctuations in the exchange rate.

b)	Guarantees granted and goods for restricted availability

The Company has not granted any additional guarantees or goods of restricted availability other than those set out in the remaining notes.